SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	6 Months Ended
Jun. 30, 2023
Cash Flow Statement [Abstract]
Disclosure of interest and income taxes paid

	Six Months Ended June 30,
(US$ MILLIONS)	2023	2022
Net interest paid (received)	$467	$196
Net income taxes paid (received)	70	34

Disclosure of changes in non-cash working capital
Details of “Changes in non-cash working capital, net” on the unaudited interim condensed consolidated statements of cash flow are as follows:

	Six Months Ended June 30,
(US$ MILLIONS)	2023	2022
Accounts receivable	$(104)	$135
Inventory	(73)	(57)
Prepayments and other	(195)	(5)
Accounts payable and other	58	(201)
Changes in non-cash working capital, net	$(314)	$(128)